Deferred tax assets - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset	€ 217	€ 225
Unrecognized Deferred tax assets	516,200	374,600	€ 261,800
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset	0	0	€ 0
Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset	217	€ 225
Tax credits | Inventiva Inc.
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset	€ 200